Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
AES Corp Retirement Savings Plan [Domain]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
*	The AES Corporation	Common Stock, 2,193,279 shares	$31,451,624
*	T. Rowe Price	Retirement 2005 Trust Growth Class G, 80,993 shares	1,906,568
*	T. Rowe Price	Retirement 2010 Trust Growth Class G, 14,172 shares	357,562
*	T. Rowe Price	Retirement 2015 Trust Growth Class G, 33,720 shares	933,032
*	T. Rowe Price	Retirement 2020 Trust Growth Class G, 228,770 shares	6,908,846
*	T. Rowe Price	Retirement 2025 Trust Growth Class G, 723,694 shares	23,990,460
*	T. Rowe Price	Retirement 2030 Trust Growth Class G, 1,013,915 shares	37,119,429
*	T. Rowe Price	Retirement 2035 Trust Growth Class G, 1,123,399 shares	45,093,221
*	T. Rowe Price	Retirement 2040 Trust Growth Class G, 1,238,369 shares	53,348,938
*	T. Rowe Price	Retirement 2045 Trust Growth Class G, 1,539,888 shares	69,079,358
*	T. Rowe Price	Retirement 2050 Trust Growth Class G, 1,240,698 shares	56,042,334
*	T. Rowe Price	Retirement 2055 Trust Growth Class G, 1,130,372 shares	51,115,418
*	T. Rowe Price	Retirement 2060 Trust Growth Class G, 1,023,472 shares	29,598,799
*	T. Rowe Price	Retirement 2065 Trust Growth Class G, 615,766 shares	11,083,788
*	T. Rowe Price	Stable Value Fund-N, 7,280,927 shares	7,280,927
*	T. Rowe Price	Structured Research Fund-F, 288,489 shares	29,030,626
	State Street	Global All Cap Equity ex-U.S. Index Lending Fund, 1,461,732 shares	18,416,356
	State Street	Global All Cap Equity ex-U.S. Index Fund, 62 shares	1,152
	State Street	Small/Mid Cap Index Lending Fund, 1,593,568 shares	33,076,089
	State Street	S&P 500 Index Lending Fund, 14,564,742 shares	175,796,433
	State Street	S&P 500 Index Fund, 146 shares	4,464
	State Street	US Bond Index Lending Fund, 1,239,197 shares	13,031,392
	State Street	US Bond Index Fund, 30 shares	348
	State Street	Real Asset Non-Lending Fund, 17,475 shares	237,978
*	Mercer	Diversified Bond CIT, 962,126 shares	12,469,159
*	Mercer	International Stock CIT, 499,230 shares	10,818,307
*	Mercer	Small/Mid Cap Stock CIT, 727,227 shares	15,991,725
	Invesco	Stable Value Trust B1, 27,491,853 shares	27,491,853
*	T. Rowe Price	Government Money Market Fund, 5 shares	5
	Self-Directed Investments		80,047,981
*	Participant Loans	Interest (3.75% – 9.50%), maturing through 2038	7,905,549
	TOTAL		$849,629,721

*	Transactions in these items are considered to be exempt party-in-interest transactions under ERISA rules.